Subsequent Events (Details) (Subsequent event, Forecast, Sprint, Dish Network, USD $)	Apr. 15, 2013
Subsequent event | Forecast | Sprint | Dish Network
Subsequent events
Total consideration	$ 25,500,000,000
Cash consideration	17,300,000,000
Consideration in stock	$ 8,200,000,000
Share price (in dollars per share)	$ 7.00
Cash portion of acquisition price (in dollars per share)	$ 4.76
Ratio of shares issued for each share acquired	0.05953
Ownership in combined entity represented by equity interests issued (as a percentage)	32.00%